Share-based compensation - Range of exercise prices in stock options (Details)	Dec. 31, 2017 USD ($) year shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years) | year	3.58
Number of stock options outstanding | shares	262,535	344,767	448,507
Weighted average exercise price (in usd per option)	$ 45.09	$ 40.91	$ 30.52
Number of stock options exercisable | shares	175,360
Weighted average exercise price (in usd per option)	$ 45.88
$25.97 to $35.51
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years) | year	3.40
Number of stock options outstanding | shares	103,850
Weighted average exercise price (in usd per option)	$ 33.08
Number of stock options exercisable | shares	60,980
Weighted average exercise price (in usd per option)	$ 32.02
$25.97 to $35.51 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	25.97
$25.97 to $35.51 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 35.51
$38.24 to $73.13
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years) | year	3.69
Number of stock options outstanding | shares	158,685
Weighted average exercise price (in usd per option)	$ 52.95
Number of stock options exercisable | shares	114,380
Weighted average exercise price (in usd per option)	$ 53.28
$38.24 to $73.13 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	38.24
$38.24 to $73.13 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 73.13